Retirement Benefit Plans - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 5,932.2	$ 5,365.5	$ 4,550.4
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 870.0
Weighted average duration of the defined benefit obligation	8 years
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Amount of increase in defined benefit obligation	$ 717.5	757.7
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Amount of increase in defined benefit obligation	$ 697.7	$ 735.2
Maximum [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.50%
Minimum [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.00%